Debt (Schedule Of Convertible Notes Payable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Convertible notes, net	$ 837
Convertible Debt [Member]
Debt Instrument [Line Items]
Total principal balance	1,225
Less Unamortized discount	388
Convertible notes, net	$ 837
Convertible Notes Dated September102018 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	0.40%
Effective Interest Rate	8.30%
Maturity Date	Sep. 07, 2023
Total principal balance	$ 800
Convertible Notes Dated September192018 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	0.57%
Effective Interest Rate	8.30%
Maturity Date	Sep. 19, 2023
Total principal balance	$ 425